Statements of Operations (FY) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 633,489	$ 277,038
Operating expenses
Contract labor	512,911	176,773
General and administrative	3,021,547	2,183,155
Management compensation	3,503,059	2,848,307
Total operating expenses	7,037,517	5,208,235
Loss from operations	(6,404,028)	(4,931,197)
Other income
Interest income	10,096
Total other income	10,096
Income before income tax credit	(6,393,932)	(4,931,197)
Income taxes credit from prior period
Net loss	(6,393,932)	(4,931,197)
Dividend on Series A Preferred Stock	(54,110)
Net loss attributable to common stockholders	$ (6,448,042)	$ (4,931,197)
Loss per share of common stock - basic (in Dollars per share)	$ (1.7)	$ (1.85)
Loss per share of common stock - diluted (in Dollars per share)	$ (1.7)	$ (1.85)
Weighted average number of shares of common stock outstanding - basic (in Shares)	3,788,525	2,663,477
Weighted average number of shares of common stock outstanding - diluted (in Shares)	3,788,525	2,663,477